Operating leases, Assets and liabilities (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets [Abstract]
OperatingLeaseRightOfUseAsset	$ 718	$ 951	$ 0
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]		us-gaap:OperatingLeaseRightOfUseAsset
Current-Operating [Abstract]
Operating lease liability short term	395	$ 345	0
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]		us-gaap:OperatingLeaseLiabilityCurrent
Noncurrent-Operating [Abstract]
OperatingLeaseLiabilityNoncurrent	350	$ 641	0
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]		us-gaap:OperatingLeaseLiabilityNoncurrent
Total operating lease costs	$ 745	$ 986
ASU 842 [Member]
Assets [Abstract]
OperatingLeaseRightOfUseAsset			421
Current-Operating [Abstract]
Operating lease liability short term			87
Noncurrent-Operating [Abstract]
OperatingLeaseLiabilityNoncurrent			342
Total operating lease costs			$ 429